Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 38,766	$ 18,804	$ 186,106
Accounts receivable	0	27,000	0
Prepaid expenses	50,783	54,003	50,000
Total current assets	89,549	99,807	236,106
Non-current assets:
Intangible assets	1,990,620	2,026,167	2,168,355
Operating lease right-of-use asset	383,348	394,404	437,352
Total non-current assets	2,373,968	2,420,571	2,605,707
Total Assets	2,463,517	2,520,378	2,841,813
Current liabilities:
Accounts payables	31,308	10,342	0
Accrued expenses	31,200	36,200	0
Accrued interest	59,900	49,299	6,022
Other current liabilities	657,749	573,147	257,327
Convertible debt, net of $365 and $8,668 discount	249,635	241,332	208,029
Current portion of operating lease liabilities	43,937	43,162	40,165
Total current liabilities	1,073,729	953,482	511,543
Operating lease liabilities, less current portion	348,947	360,177	403,339
Total liabilities	1,422,676	1,313,659	914,882
Stockholders' Equity (Deficit)
Preferred stock - no par value; 400,000,000 shares authorized; no shares issued and outstanding as of March 31, 2024 and December 31, 2023	0	0	0
Class A Common stock - no par value; 2,600,000,000 shares authorized as of March 31, 2024 and December 31, 2023, respectively; 14,482,430 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	2,590,776	2,590,776	2,590,776
Additional paid-in capital	19,800	19,800	0
Accumulated deficit	(1,569,735)	(1,403,857)	(663,845)
Total stockholders' equity	1,040,841	1,206,719	1,926,931
Total Liabilities and Stockholders' Equity	$ 2,463,517	$ 2,520,378	$ 2,841,813